SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENTED INFORMATION
Schedule of operating results by reportable segment

							Non-operating
	Operating segments						segments(a)
		Round	Bald					Corporate and
Year ended December 31, 2022:	Fort Knox	Mountain	Mountain	Paracatu	Tasiast	La Coipa(e)	Great Bear(d)	other (b),(c)	Total
Revenue
Metal sales	$521.7	407.3	386.0	1,021.5	935.0	177.9	—	5.7	$3,455.1
Cost of sales
Production cost of sales	350.7	309.2	208.8	497.6	380.1	57.2	—	2.1	1,805.7
Depreciation, depletion and amortization	109.7	60.5	176.0	185.5	220.2	25.6	0.1	6.4	784.0
Impairment charges	—	350.0	—	—	—	—	—	—	350.0
Total cost of sales	460.4	719.7	384.8	683.1	600.3	82.8	0.1	8.5	2,939.7
Gross profit (loss)	$61.3	(312.4)	1.2	338.4	334.7	95.1	(0.1)	(2.8)	$515.4
Other operating (income) expense	(3.1)	5.2	2.0	5.6	30.3	7.7	1.5	64.6	113.8
Exploration and business development	5.5	10.0	4.8	1.9	4.9	5.6	60.1	61.3	154.1
General and administrative	—	—	—	—	—	—	—	129.8	129.8
Operating earnings (loss)	$58.9	(327.6)	(5.6)	330.9	299.5	81.8	(61.7)	(258.5)	$117.7
Other income - net									64.4
Finance income									18.3
Finance expense									(93.7)
Earnings from continuing operations before tax									$106.7

							Non-operating
	Operating segments						segments(a)
		Round	Bald					Corporate and
Year ended December 31, 2021:	Fort Knox	Mountain	Mountain	Paracatu	Tasiast	La Coipa(e)	Great Bear(d)	other(b),(c)	Total
Revenue
Metal sales	$473.3	466.6	352.1	987.9	314.7	—	—	5.0	$2,599.6
Cost of sales							—
Production cost of sales	267.2	235.9	177.5	412.1	123.6	—	—	2.0	1,218.3
Depreciation, depletion and amortization	109.8	65.2	195.9	180.6	136.9	0.1	—	7.2	695.7
Impairment charges and asset derecognition	—	—	144.5	—	—	—	—	—	144.5
Total cost of sales	377.0	301.1	517.9	592.7	260.5	0.1	—	9.2	2,058.5
Gross profit (loss)	$96.3	165.5	(165.8)	395.2	54.2	(0.1)	—	(4.2)	$541.1
Other operating expense	0.7	51.3	1.7	9.9	116.9	6.9	—	79.0	266.4
Exploration and business development	3.7	5.6	7.2	0.9	4.3	1.4	—	65.1	88.2
General and administrative	—	—	—	—	—	—	—	114.4	114.4
Operating earnings (loss)	$91.9	108.6	(174.7)	384.4	(67.0)	(8.4)	—	(262.7)	$72.1
Other income - net									83.6
Finance income									10.8
Finance expense									(82.2)
Earnings from continuing operations before tax									$84.3

							Non-operating
	Operating segments						segments(a)
		Round	Bald					Corporate and
	Fort Knox	Mountain	Mountain	Paracatu	Tasiast	La Coipa(e)	Great Bear(d)	other(b)	Total
Property, plant and equipment at:
December 31, 2022	$424.1	588.7	305.8	1,623.1	2,269.2	487.5	1,397.1	645.9	$7,741.4

Total assets at:
December 31, 2022	$826.1	827.1	500.0	1,973.8	2,972.7	636.7	1,401.4	1,258.6	$10,396.4

Capital expenditures for the year ended December 31, 2022(f)	$92.3	109.6	100.8	132.6	161.9	162.0	29.2	44.4	$832.8

							Non-operating
	Operating segments						segments(a)
		Round	Bald				Corporate and	Discontinued
	Fort Knox	Mountain	Mountain	Paracatu	Tasiast	La Coipa(e)	other(b)	operations(g)	Total
Property, plant and equipment at:
December 31, 2021	$429.5	$829.3	$392.4	$1,665.2	$2,406.4	$364.7	608.7	921.5	$7,617.7

Total assets at:
December 31, 2021	$749.8	$1,074.4	$586.5	$2,016.6	$2,911.5	$444.2	1,087.3	1,557.8	$10,428.1

Capital expenditures for the year ended December 31, 2021(f)	$126.7	$140.7	$40.1	$112.6	$320.6	$123.4	42.4	114.1	$1,020.6

(a)	Non-operating segments include development and pre-development properties.
(b)	Corporate and other includes corporate, shutdown and other non-operating assets (including Kettle River-Buckhorn, Lobo-Marte, the Manh Choh project, and Maricunga).
(c)

Corporate and other includes metal sales and operating loss of Maricunga of $5.7 million and $40.0 million, respectively, for the year ended December 31, 2022 ($5.0 million and $17.8 million, respectively, for the year ended December 31, 2021) as Maricunga continues to sell its remaining finished metals inventories after transitioning all processing activities to care and maintenance in 2019. Maricunga’s operating loss includes net reclamation expense of $26.8 million for the year ended December 31, 2022 ($3.6 million for the year ended December 31, 2021).

(d)	On February 24, 2022, the Company acquired Great Bear. See note 6i.
(e)	La Coipa was determined to be a reportable segment as its operating earnings exceeded 10% of the total consolidated earnings for the year ended December 31, 2022.
(f)

Segment capital expenditures are presented on an accrual basis and include capitalized interest. Additions to property, plant and equipment in the consolidated statements of cash flows are presented on a cash basis.

(g)	Discontinued operations relate to the Company’s Russian operations and Chirano operations that were sold as at December 31, 2022. See Note 6ii and 6iii.

Schedule of metal sales and plant and equipment by geographic region

	Metal Sales
	As at December 31,
	2022	2021
Geographic information(a)
United States	$1,315.0	$1,292.0
Brazil	1,021.5	987.9
Mauritania	935.0	314.7
Chile	183.6	5.0
Total	$3,455.1	$2,599.6

(a)	Geographic location is determined based on location of the mining assets.

	Property, Plant and Equipment
	As at December 31,
	2022	2021
Geographic information(a)
Mauritania	$2,280.6	$2,419.9
Brazil	1,629.4	1,672.7
United States	1,518.6	1,818.5
Canada	1,402.5	—
Chile	910.3	779.9
Russian Federation(b)	—	616.1
Ghana(b)	—	310.6
Total	$7,741.4	$7,617.7

(a)	Geographic location is determined based on location of the mining assets.
(b)

On June 15, 2022, the Company announced that it had completed the sale of its Russian operations, which includes the Kupol and Dvoinoye mines and the Udinsk project (see Note 6ii). On August 10, 2022, the Company announced that it had completed the sale of its Chirano mine in Ghana (see Note 6iii).

Schedule of significant customers

		Round	Bald				Corporate and
Year ended December 31, 2022:	Fort Knox	Mountain	Mountain	Paracatu	Tasiast	La Coipa	other(a)	Total
Customer
1	$41.0	108.1	91.7	243.6	—	48.9	1.6	534.9
2	43.5	55.5	41.8	150.6	211.1	18.7	0.6	521.8
3	35.9	20.5	30.3	60.6	293.2	2.3	0.6	443.4
4	95.5	17.3	32.0	117.9	112.5	36.4	—	411.6
5	48.7	31.0	15.8	64.8	196.3	44.1	0.6	401.3
								$2,313.0
% of total metal sales								66.9%

		Round	Bald			Corporate and
Year ended December 31, 2021:	Fort Knox	Mountain	Mountain	Paracatu	Tasiast	other (a)	Total
Customer
1	$95.3	83.2	38.2	180.2	—	0.9	397.8
2	63.1	22.5	44.4	112.4	108.3	—	350.7
3	27.4	40.1	41.2	128.6	55.1	0.4	292.8
4	29.9	59.9	51.5	72.7	63.7	1.2	278.9
5	94.2	61.6	26.5	88.9	—	—	271.2
							$1,591.4
% of total metal sales							61.2%

(a)	The Corporate and other segment includes metal sales for Maricunga for the year ended December 31, 2022 and 2021.